Intangible Assets, net	12 Months Ended
Dec. 31, 2019
Intangible Assets, net
Intangible Assets, net

6. Intangible Assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2018	2019
Purchased software	—	314,468
Less: Accumulated amortization	—	(46,732)
Intangible Assets, net	—	267,736

Amortization expense of intangible assets for the years ended December 31, 2018 and 2019 amounted to nil and US$46,732, respectively. Estimated amortization expenses of the existing intangible assets for each of the five years ending December 31, 2024 and thereafter is US$76,567,  US$69,871,  US$61,524,  US$44,831and US$14,943, respectively.